Other Components of Equity	12 Months Ended
Dec. 31, 2018
Other Components of Equity [Abstract]
Other Components of Equity
37.	Other Components of Equity

(1)	Other components of equity of the parent as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Other capital surplus	￦	1,233,793	1,234,825
Accumulated other comprehensive loss		(271,457)	(358,570)
Other equity		13,294,973	13,294,973

	￦	14,257,309	14,171,228

(2)	Changes in other capital surplus for the years ended December 31, 2017 and 2018 are as follows:

		2017			2018
		Gains on disposal of treasury stocks	Others	Subtotal	Gains on disposal of treasury stocks	Others	Subtotal
	In millions of won
Beginning balance	￦	387,524	847,622	1,235,146	387,524	846,269	1,233,793
Issuance of share capital of subsidiary		—	(1,378)	(1,378)	—	1,032	1,032
Others		—	25	25	—	—	—

Ending balance	￦	387,524	846,269	1,233,793	387,524	847,301	1,234,825

(3)	Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2017 and 2018 are as follows:

		2017
		Available-for-sale financial asset valuation reserve	Shares in other comprehensive Income (loss) of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	36,370	221,455	(223,056)	(68,644)	(33,875)
Changes in the unrealized fair value of available-for-sale financial assets, net of tax		(7,102)	—	—	—	(7,102)
Shares in other comprehensive loss of associates and joint ventures, net of tax		—	(154,991)	—	—	(154,991)
Foreign currency translation of foreign operations, net of tax		—	—	(95,103)	—	(95,103)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	19,614	19,614

Ending balance	￦	29,268	66,464	(318,159)	(49,030)	(271,457)

		2018
		Financial asset at fair value through other comprehensive income valuation reserve	Shares in other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	29,268	66,464	(318,159)	(49,030)	(271,457)
Effect of change in accounting Policy		(76,851)	—	—	—	(76,851)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		(34,125)	—	—	—	(34,125)
Shares in other comprehensive income of associates and joint ventures, net of tax		—	57,089	—	—	57,089
Foreign currency translation of foreign operations, net of tax		—	—	(32,086)	—	(32,086)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	(1,140)	(1,140)

Ending balance	￦	(81,708)	123,553	(350,245)	(50,170)	(358,570)

(4)	Details of changes in other equity for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Statutory revaluation reserve	￦	13,295,098	13,295,098
Changes in other equity		(125)	(125)

	￦	13,294,973	13,294,973